UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Christina Gaughran     Boston, MA     February 08, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $449,760 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4    11033     8040 PRN      SOLE                     8040        0     8040
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    16597    14370 PRN      SOLE                    14370        0    14370
ALZA CORP                      SDCV 7/2         02261WAB5     6470     6985 PRN      SOLE                     6985        0     6985
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    23302    23585 PRN      SOLE                    23585        0    23585
APOGENT TECHNOLOGIES INC       DBCV 12/1        03760AAK7     3112     1905 PRN      SOLE                     1905        0     1905
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    22088    21020 PRN      SOLE                    21020        0    21020
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    29724    29960 PRN      SOLE                    29960        0    29960
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    15966    11850 PRN      SOLE                    11850        0    11850
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     3969     2965 PRN      SOLE                     2965        0     2965
CSX CORP                       DBCV 10/3        126408GA5     4005     2315 PRN      SOLE                     2315        0     2315
DANAHER CORP DEL               NOTE 1/2         235851AF9     7222     6565 PRN      SOLE                     6565        0     6565
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     9479     8200 PRN      SOLE                     8200        0     8200
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    25377    20861 PRN      SOLE                    20861        0    20861
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    17585    17505 PRN      SOLE                    17505        0    17505
FISHER SCIENTIFIC INTL INC     NOTE 3.250% 3/0  338032AX3     4289     3205 PRN      SOLE                     3205        0     3205
INTEL CORP                     SDCV 2.950%12/1  458140AD2    24279    25125 PRN      SOLE                    25125        0    25125
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7     6961     7000 PRN      SOLE                     7000        0     7000
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    23891    23465 PRN      SOLE                    23465        0    23465
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    11216    10055 PRN      SOLE                    10055        0    10055
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    18047    18440 PRN      SOLE                    18440        0    18440
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3    30008    28982 PRN      SOLE                    28982        0    28982
NEWELL RUBBERMAID INC          NOTE 5.500% 3/1  651229AH9     1743      915 PRN      SOLE                      915        0      915
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    15185    12185 PRN      SOLE                    12185        0    12185
NEWMONT MINING CORP            NOTE 3.000% 2/1  651639AK2     6052     4760 PRN      SOLE                     4760        0     4760
PROLOGIS                       NOTE 1.875%11/1  743410AR3     5764     6495 PRN      SOLE                     6495        0     6495
PROLOGIS                       NOTE 2.625% 5/1  743410AS1     6050     6725 PRN      SOLE                     6725        0     6725
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0     3742     2290 PRN      SOLE                     2290        0     2290
SIMON PPTY GROUP INC NEW       PFD CONV I 6%    828806802      680    10000 SH       SOLE                    10000        0    10000
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    24211    19930 PRN      SOLE                    19930        0    19930
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0    11930     7370 PRN      SOLE                     7370        0     7370
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1    21254    22010 PRN      SOLE                    22010        0    22010
TRANSOCEAN INC                 NOTE 1.625%12/1  893830AU3     2209     2230 PRN      SOLE                     2230        0     2230
US BANCORP DEL                 DBCV 12/1        902973AM8     9614     9760 PRN      SOLE                     9760        0     9760
US BANCORP DEL                 DBCV 9/2         902973AQ9     4826     5059 PRN      SOLE                     5059        0     5059
VORNADO RLTY L P               DBCV 3.625%11/1  929043AE7     9075     9000 PRN      SOLE                     9000        0     9000
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     5168     4685 PRN      SOLE                     4685        0     4685
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0     2368     2450 PRN      SOLE                     2450        0     2450
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804     5269     5740 SH       SOLE                     5740        0     5740
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